Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial liabilities
Borrowings	R 266	R 426	R 467
Other creditors and liabilities	30	35	29
Total finance costs from financial liabilities	296	461	496
Non-financial liabilities
Streaming arrangements	1	18	41
Total finance costs from non-financial liabilities	550	572	621
Disclosure of attribution of expenses by nature to their function [line items]
Total finance costs before interest capitalised	846	1,033	1,117
Interest capitalised (b)	(148)	(237)	(123)
Total finance costs	R 698	R 796	R 994
Capitalisation rate	7.50%	8.20%	9.20%
Other Provisions
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 28	R 68	R 97
Provision for environmental rehabilitation
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 521	R 486	R 483